Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Schedule of research and development expenses

In € thousand	2020	2019
Personnel expenses	66,726	26,712
Professional services	8,448	2,472
Materials	8,253	5,012
Depreciation/amortization	2,829	1,404
Other research and development expenses	4,089	2,536
Total research and development expenses	90,345	38,136